Other Assets	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
OTHER ASSETS	NOTE 6 – OTHER ASSETS
	December 31,
(in thousands)	2021	2020

Restricted cash	$321	$89
Long Term Bank Deposit	3	-
Long-term prepaid expenses	161	8
Right-of-Use assets, net	5,689	659
	$6,174	$756